Acquisitions	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisitions
3.	ACQUISITIONS

Acquisition of Rifa Wealth Management

On September 13, 2016, Rifa Finance Limited (“Rifa Finance”, formerly known as iSTAR Finance limited), a BVI company of the Company, acquired 100% of equity interest of Rifa Wealth Management Limited (“Rifa Wealth Management”, formerly named as Financial Solutions Wealth Management Limited), which is an insurance broker registered with the Professional Insurance Brokers Association (“PIBA”) in Hong Kong and is engaged in provision of insurance brokerage. The Company expects to develop the insurance brokerage business in the future. With the assistance of a third party appraiser, the Company allocated the purchase price to assets acquired and liabilities assumed as of the acquisition date as follows and goodwill was allocated to the insurance brokerage business. The net revenue and net loss of Rifa Wealth Management in the amount of $5,305 and $(34,388), respectively, have been included in the consolidated statement of comprehensive income for the year ended December 31, 2016.

		Useful life
Purchase price allocation:
Cash and cash equivalents	$11,170
Prepaid expenses and current assets	5,499
Accounts receivable	1,062
Property and equipment, net	219
Rental deposit	5,130
Acquired intangible assets:
PIBA license	112,144	10 years
Total assets acquired	135,224
Accrued expenses and other current liabilities	(135)
Accounts payable	(2,627)
Deferred tax liabilities, non-current	(18,504)
Total net assets	113,958
Goodwill	108,831
Total purchase price	$222,789

There were no pro forma results of operations presented since Rifa Wealth Management was incorporated in Hong Kong on March 12, 2015 and has a limited substantial operating history.

Acquisition 30% of Beijing Zhongjun Sunshine Investment Management Co., Ltd. (“CFO Zhongjun Yangguang”)

In the Second quarter of 2016, Beijing Huizhi Wealth Management Co., Ltd. (“CFO Huizhi”), an affiliate of the Company, acquired 30% of equity interest of CFO Zhongjun Sunshine), which was previously held 70% of equity interest by CFO Huizhi. Total cash consideration was $201,816.

Fair value of acquired assets

The fair value of acquired assets is valued using discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurements, because it involves unobservable inputs with little market activity and management’s estimates, including expected future cash flow, discount rate and etc.